Accounts receivable	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
(a)Accounts receivable

As at (millions)	2021	2020
Accounts receivable – billed	$213	$163
Accounts receivable – unbilled	175	125
Other receivables	28	13
	416	301
Allowance for doubtful accounts	(2)	(5)
Total	$414	$296
The following table presents an analysis of the age of customer accounts receivable. Any late payment charges are levied at a negotiated rate on outstanding non-current customer account balances.

As at (millions)	2021	2020
Customer accounts receivable – billed, net of allowance for doubtful accounts
Less than 30 days past billing date	$162	$121
30-60 days past billing date	39	28
61-90 days past billing date	3	7
More than 90 days past billing date	7	2
	211	158
Accounts receivable – unbilled	175	125
Other receivables	28	13
Total	$414	$296
We maintain allowances for lifetime expected credit losses related to doubtful accounts. Current economic conditions (including forward-looking macroeconomic data), historical information (including credit agency reports, if available), reasons for the accounts being past due and line of business from which the customer accounts receivable arose are all considered when determining whether to make allowances for past-due accounts. The same factors are considered when determining whether to write off amounts charged to the allowance for doubtful accounts against the customer accounts receivable. The doubtful accounts expense is calculated on a specific-identification basis for customer accounts receivable over a specific balance threshold and on a statistically derived allowance basis for the remainder. No customer accounts receivable balances are written off directly to bad debt expense.
The following table presents a summary of the activity related to our allowance for doubtful accounts:

Years Ended December 31 (millions)	2021	2020
Balance, beginning of period	$5	$2
Additions	—	7
Write-off or recovery	(3)	(4)
Balance, end of period	$2	$5